NONCONTROLLING INTEREST (Parenthetical) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended													12 Months Ended
		Jun. 20, 2014	Mar. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	May 31, 2016 USD ($)	May 31, 2016 CNY (¥)	Feb. 29, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Jun. 30, 2014	Apr. 30, 2014	Dec. 31, 2010
Noncontrolling Interest Note [Line Items]
Stock based compensation																$ 4,886		$ 118		$ 1,699
Business Combination, Consideration Transferred																				2,541
Noncontrolling Interest, Increase from Subsidiary Equity Issuance									$ 988							12,732		2,272
Increase/(decrease) in the Group's additional paid-in capital for acquisition of noncontrolling interest					$ 78
Increase (decrease) in the Group's additional paid-in capital from capital injection of noncontrolling interest							$ 688		(509)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests																626		47
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable					596											596
Additional Paid-in Capital [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance																2,704		1,531
Increase/(decrease) in the Group's additional paid-in capital for acquisition of noncontrolling interest					78							$ 12
Increase (decrease) in the Group's additional paid-in capital from capital injection of noncontrolling interest					2,525									$ 1,531
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests																78		(12)
Noncontrolling Interest [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance					2,228		525									10,028	[1]	741	[2]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests					$ 548											$ 548	[3]	59	[4]
Beijing Xinsi Yijia Technology Co., Ltd. ('Xinsi Yijia') [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					57.70%											57.70%
China Super Media Holdings Limited ('CSM Holdings')
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					100.00%											100.00%
Capital injection to subsidiaries											$ 3,815
Beijing N-S Information Technology Co., Ltd ("N-S Information Technology", originally named as N-S Investment Holdings Co., Ltd) [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					100.00%											100.00%
The Group [Member]
Noncontrolling Interest Note [Line Items]
Increase/(decrease) in the Group's additional paid-in capital for acquisition of noncontrolling interest	[3],[4]															$ (78)		12
Increase (decrease) in the Group's additional paid-in capital from capital injection of noncontrolling interest	[1],[2]															2,704		1,531
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Noncontrolling Interest Note [Line Items]
Increase (decrease) in the Group's additional paid-in capital from capital injection of noncontrolling interest
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest Note [Line Items]
Capital injection from noncontrolling interest									$ 3,040	¥ 20,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance														$ 741		3,741	[1]	741	[2]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests																	[3]		[4]
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Subsequent Event [Member]
Noncontrolling Interest Note [Line Items]
Payments to Acquire Businesses, Gross			$ 596
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Beijing Xinsi Yijia Technology Co., Ltd. ('Xinsi Yijia') [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage																						100.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | China Super Media Holdings Limited ('CSM Holdings')
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent																					75.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Yuewu Yuntian [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage					11.50%									13.50%	13.50%	11.50%					15.00%
Equity interest percentage																							10.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Beijing Holch Capital Investment Center ('Holch Capital') [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage														9.00%	9.00%						10.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Beijing Gehua CATV Network Co Ltd [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage														10.00%	10.00%
Capital injection from noncontrolling interest														$ 2,272	¥ 13,900
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | The Group [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					57.70%									67.50%	67.50%	57.70%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Jinxinronghui [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage					10.00%											10.00%
Capital injection from noncontrolling interest					$ 4,753	¥ 33,000
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Gehua [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage					8.60%											8.60%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Holch Capital [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage					7.70%											7.70%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Xuanwutianxia [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage					4.50%											4.50%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Tanjin Xuanwutianxia Network Technology Center [Member]
Noncontrolling Interest Note [Line Items]
Capital injection from noncontrolling interest							$ 1,213	¥ 8,400
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Tanjin Xuanwutianxia Network Technology Center [Member] | Subsequent Event [Member]
Noncontrolling Interest Note [Line Items]
Payments to Acquire Businesses, Gross			$ 218	$ 399
Beijing Joysee Technology Co., Ltd ("Joysee") [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent												76.90%	76.90%
Stock based compensation																				$ 963
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests												$ 59					[3]	59	[4]
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Beijing N-S Information Technology Co., Ltd ("N-S Information Technology", originally named as N-S Investment Holdings Co., Ltd) [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage												30.00%	30.00%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Beijing Ying Zhi Cheng Technology Co., Ltd
Noncontrolling Interest Note [Line Items]
Equity interest percentage		5.20%																		23.10%	23.10%
Percentage of equity interest transferred		17.90%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Intel Semiconductor (Dalian) Ltd
Noncontrolling Interest Note [Line Items]
Equity interest percentage																					30.00%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | The Group [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent																					46.90%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | N-S Investment Holdings Co., Ltd [Member]
Noncontrolling Interest Note [Line Items]
Business Combination, Consideration Transferred												$ 47	¥ 300
Beijing Super TV Technology Co., Ltd ("Super TV") [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage									9.91%	9.91%
Capital injection from noncontrolling interest									$ 5,015	¥ 33,000
Beijing Super TV Technology Co., Ltd ("Super TV") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance									$ 5,524							5,524	[1]		[2]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests																	[3]		[4]
Beijing Super TV Technology Co., Ltd ("Super TV") [Member] | The Group [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent									90.09%	90.09%
Beijing Dagong Technology Co., Ltd ("Dagong Technology") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance																763	[1]		[2]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests																$ 548	[3]		[4]
Beijing Dagong Technology Co., Ltd ("Dagong Technology") [Member] | China Super Media Holdings Limited ('CSM Holdings')
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											80.00%
Beijing Dagong Technology Co., Ltd ("Dagong Technology") [Member] | Bejing Quanda Technology Center [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage											20.00%
Beijing Dagong Technology Co., Ltd ("Dagong Technology") [Member] | Beijing N-S Information Technology Co., Ltd. N-S Information Technology [Member]
Noncontrolling Interest Note [Line Items]
Business Combination, Consideration Transferred					$ 626,000	¥ 4,350
Equity interest percentage					20.00%											20.00%

[1]	In February 2016, CSM Holdings and Bejing Quanda Technology Center (“Quanda”) made cash contribution of $3,815 and $763 to establish Dagong Technology, representing 80% and 20% of the equity interest in Dagong Technology, respectively. In May 2016, certain key employees of Beijing Super TV made a cash investment in amount of RMB33 million (equivalent to $5,015) to Beijing Super TV in exchange of a 9.91% equity interest in Beijing Super TV. As a result, the Group held 90.09% of the equity interest in Beijing Super TV. The Group’s additional paid-in capital was decreased by $509 and noncontrolling interest was increased by $5,524 from this capital injection. In May 2016, the existing noncontrolling shareholders of Cyber Cloud, Yuewu Yuntian, Gehua and Holch Capital, made cash contribution in aggregate of RMB20 million (equivalent to $3,040) to Cyber Cloud according to their proportion of equity interest in Cyber Cloud to increase the share capital of Cyber Cloud. As a result, the Group’s noncontrolling interest was increased by $988. In October 2016, Tianjin Xuanwutianxia Network Technology Center (“Xuanwutianxia”), an entity owned by two management of Cyber Cloud entered into a share contribution agreement to make a cash contribution of RMB8.4 million (equivalent to $1,213) to Cyber Cloud in return of 5.0% of equity interests of Cyber Cloud after such contribution. $399 and $218 were received in January 2017 and March 2017, respectively, and $596 which remained outstanding as of the release date of this financial report was recognized as subscription receivable. The Group’s additional paid-in capital and noncontrolling interest were increased by $688 and $525 from this capital injection, respectively. In December 2016, Ningbo Meishan Free Trade Port Area Jinxinronghui Investment Partnership (“Jinxinronghui”), a third-party investor, made a cash contribution in amount of RMB33 million (equivalent to $4,753) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Jinxinronghui, Gehua, Holch Capital and Xuanwutianxia held 57.7%, 11.5%, 10.0%, 8.6%, 7.7% and 4.5% of the equity interests in Cyber Cloud, respectively, as of December 31, 2016. The Group’s additional paid-in capital and noncontrolling interest were increased by $2,525 and $2,228 from this capital injection, respectively. The capital injection was paid to an escrow account of Cyber Cloud in December 2016 and was subsequently transferred to a current deposit account in January 2017 after the update of shareholder register on December 28, 2016.
[2]	In June 2015, Beijing Gehua CATV Network Co., Ltd. (“Gehua”) made a capital contribution of RMB13.9 million (equivalent to $2,272) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Gehua and Holch Capital held 67.5%, 13.5%, 10% and 9% of the equity interest in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $1,531 and $741 from this capital injection, respectively.
[3]	In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Dagong Technology held by Quanda in consideration of RMB4.35 million (equivalent to $626). As a result of the completion of this transaction, Dagong Technology became a wholly owned subsidiary of the Group. The Group’s additional paid-in capital and noncontrolling interest were decreased by $78 and $548 from this acquisition, respectively.
[4]	In September 2015, N-S Information Technology purchased the 30% of the equity interest in Joysee held by Intel in consideration of RMB0.3 million (equivalent to $47). As a result of this transaction, the Group and Ying Zhi Cheng Technology held 76.9% and 23.1% of the equity interest in Joysee, respectively. The Group’s additional paid-in capital was increased by $12 and noncontrolling interest was decreased by $59 from this transaction.